Geographic Information (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 UNITED STATES Predecessor [Member]	Dec. 31, 2010 UNITED STATES Predecessor [Member]	Dec. 31, 2012 UNITED STATES Successor [Member]	Dec. 31, 2011 BELGIUM Predecessor [Member]	Dec. 31, 2010 BELGIUM Predecessor [Member]	Dec. 31, 2012 BELGIUM Successor [Member]	Dec. 31, 2011 Other Countries [Member] Predecessor [Member]	Dec. 31, 2010 Other Countries [Member] Predecessor [Member]	Dec. 31, 2012 Other Countries [Member] Successor [Member]	Dec. 31, 2011 Goodwill And Intangible Assets [Member] Predecessor [Member]	Dec. 31, 2010 Goodwill And Intangible Assets [Member] Predecessor [Member]
Geographical Segment Information [Line Items]
Net Sales				$ 1,123	$ 951	$ 1,116	$ 533	$ 466	$ 564	$ 483	$ 390	$ 434	$ 107	$ 95	$ 118
Total Assets	1,813	1,847	1,334	1,334	1,314	1,847	291	243	1,533	231	210	186	97	101	128	715	760
Net property and equipment	$ 451	$ 434		$ 249	$ 246	$ 434	$ 116	$ 100	$ 239	$ 131	$ 140	$ 159	$ 2	$ 6	$ 36